Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Common Stock [Abstract]
Schedule of Outstanding Warrant Activity

The following table summarizes the Company’s outstanding warrant activity for the nine months ended September 30, 2025 (in number of warrant shares):

	Shortfall Warrants	Publicly Traded Warrants	Term Loan Warrants	September 2025 Offering Warrants
December 31, 2024	3,209,511	14,166,666	2,000,000	-
Issued	-	-	1,500,000	5,868,336
Exercised	(105,000)	-	-	-
September 30, 2025	3,104,511	14,166,666	3,500,000	5,868,336

The following table summarizes the Company’s outstanding warrant activity for the years ended December 31, 2024 and 2023 (in number of warrant shares):

	Shortfall Warrants	Publicly Traded Warrants	2024 Term Loan Warrants	Common Stock Warrants (Related Party)
December 31, 2022	—	—	—	8,695,000
Issued	3,874,394	14,166,666	—	—
Exercised	—	—	—	(70,000)
Forfeited	—	—	—	(8,625,000)
December 31, 2023	3,874,394	14,166,666	—	—
Issued	—	—	2,000,000	—
Exercised	(664,883)	—	—	—
Forfeited	—	—	—	—
December 31, 2024	3,209,511	14,166,666	2,000,000	—